Events Occurring after the Reporting Period - Additional Information (Details) $ in Millions, ¥ in Billions	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Principal amount | $		$ 800
Entering into loan facility agreements
Disclosure of non-adjusting events after reporting period [line items]
Principal amount | ¥	¥ 3.0
Entering into loan facility agreements | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	5 years
Entering into loan facility agreements | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	360 days